Pension And Other Postretirement Benefits	6 Months Ended
Jun. 26, 2011
Pension And Other Postretirement Benefits
Pension And Other Postretirement Benefits

13. PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company sponsors programs that provide retirement benefits to most of its employees. These programs include qualified defined benefit pension plans, nonqualified defined benefit retirement plans, a defined benefit postretirement life insurance plan, defined contribution retirement savings plans and deferred compensation plans. Under all of our retirement plans, the Company's expenses were $3.0 million and $4.8 million in the thirteen weeks ended June 26, 2011 and June 27, 2010, respectively, and $5.3 million and $7.1 million in the twenty-six weeks ended June 26, 2011 and June 27, 2010, respectively.

The following table provides the components of net periodic benefit cost for the defined benefit plans mentioned above:

	Thirteen Weeks Ended				Twenty-Six Weeks Ended
	June 26, 2011		June 27, 2010		June 26, 2011		June 27, 2010
	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
		(In thousands)				(In thousands)
Service cost	$47	$—	$396	$—	$99	$—	$502	$—
Interest cost	2,211	30	8,269	28	4,676	64	10,477	56
Estimated return on plan assets	(1,665)	—	(5,486)	—	(3,521)	—	(6,951)	—
Amortization of prior service cost	26	—	254	—	54	—	322	—
Amortization of net loss	1	—	7	—	2	—	9	—

Net periodic benefit cost	$620	$30	$3,440	$28	$1,310	$64	$4,359	$56

During the twenty-six weeks ended June 26, 2011, the Company contributed $3.1 million to its defined benefit plans. Subsequent to June 26, 2011, the Company contributed $1.4 million to its defined benefit plans.